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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------
Check here if Amendment [_]; Amendment Number:
                                              -------------------
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             S-C Rig Co. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Vijay Chaudhry
Title:            Attorney-in-fact for Dr. Purnendu Chatterjee (a)
Phone:            212-333-9888

Signature, Place, and Date of Signing:


/S/ Vijay Chaudhry             New York, New York           February 15, 2002
-----------------              ------------------           -----------------
[Signature]                    [City, State]                [Date]

(a) Dr. Purnendu Chatterjee is the sole director and sole shareholder of S-C Rig Co.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                      -----
Form 13F Information Table Entry Total:                                 1
                                                                      -----
Form 13F Information Table Value Total:                              $160,801
                                                                     --------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                             S-C Rig Co.
                                                              Form 13F
                                                 For Quarter Ending December 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of  CUSIP      Value     Shares/    Sh/    Put/  Invstmt   Other           Voting Authority
                    Class                (x $1000) Prn Amt    Prn    Call  Dscretn   Managers    ---------------------------
                                                                                                 Sole      Shared       None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO    ORD       G90078109  160,801   4,754,622  SH           DEFINED                         4,754,622
FOREX INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY      1 DATA
                    RECORD               160,801                    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
